Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Minimum Ranges, Maximum Ranges	Dec. 31, 2023 m²
Agustino Plaza Shopping Center [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	1,133
Lease office - Surquillo [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	3,060
Minimum range [Member] | Agustino Plaza Shopping Center [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	1,000
Minimum range [Member] | Lease office - Surquillo [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	2,231
Maximum range [Member] | Agustino Plaza Shopping Center [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	1,400
Maximum range [Member] | Lease office - Surquillo [Member]
Schedule of Minimum Ranges, Maximum Ranges[Line Items]
Lease office - Surquillo	5,000